As filed with the U.S. Securities and Exchange Commission on November 20, 2012
Securities Act File No. 333-182274
Investment Company Act File No. 811-22310

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1	☒

(Check appropriate box or boxes.)

FACTORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

One Penn Plaza, 36th Floor
New York, NY 10119
(Address of Principal Executive Offices) (Zip Code)

(877) 756-PURE
(Registrant’s Telephone Number, including Area Code)

SR Services, LLC
300 Delaware Avenue, Suite 800
Wilmington, DE 19801
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

FactorShares Trust
Prospectus
November 21 , 2012

PureFundsTM ISE Diamond/Gemstone ETF (NYSE ARCA Ticker Symbol: GEMS)

PureFundsTM ISE Mining Service ETF (NYSE ARCA Ticker Symbol: MSXX)

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF (NYSE ARCA Ticker Symbol: SILJ)

FactorShares Trust (the “Trust”) is a registered investment company offering shares of exchange traded funds (the “Funds”) that are listed on the NYSE Arca, Inc. (“NYSE Arca”). Fund shares are not individually redeemable by the Funds but trade on the NYSE Arca in individual share lots.

Neither the Securities and Exchange Commission nor any state securities commissions has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

PureFundsTM ISE Diamond/Gemstone ETF (“Pure Diamond/Gemstone ETF” or the “Fund”)

Investment Objective

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Diamond /Gemstone™ Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses 1	0.54%
Total Annual Fund Operating Expenses	0.69%

1 Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$ 70	$ 221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Factor Advisors, LLC (the “Adviser ”), a newly formed investment adviser, will use a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Underlying Index.

1

The Underlying Index tracks the performance of the largest and most liquid companies that are actively engaged in some aspect of the gemstone industry, including companies that produce, explore, and sell gemstones. As of November 8 , 2012, the Underlying Index had 23 constituents, 20 of which were foreign companies.   The three largest stocks were Signet Jewelers Ltd ., Chow Tai Fook Jewellery Group Ltd ., and BHP Billiton Ltd .  As of November 8 , 2012, the largest-weighted constituent security in the Underlying Index represented 8.66 % of the Index.  The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any such change.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is International Securities Exchange, LLC (“ISE”).

The Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Underlying Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

2

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where a Fund invests could cause the Fund’s investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Gemstone Industry Concentration Risk: The Fund concentrates its assets in an industry or group of industries to the extent that the Underlying Index is so concentrated. Because the Underlying Index is expected to concentrate in the Gemstone sub-industry of the Minerals industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified.  The success of companies that mine, explore, or produce gemstones depends heavily on the demand and supply of gemstones in the form of jewelry/investments as well as industrial uses.  Changes in consumer taste, consumer confidence, man-made alternatives, and spending among this segment of the population may have an adverse impact on the sale of gemstones in the market.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund.

Africa-Specific Risk:  Because investments in the Gemstone sub-industry may be geographically concentrated in companies that have a significant presence in Africa, investment results could be dependent on the financial, political and social climate of the African countries in which these companies operate.  The African economy is diverse, and certain African markets are in the early stages of development, with less liquidity and more capital market restrictions compared to developed markets.  In addition, many countries in Africa have long histories of political, social and economic instability and, as a result, have suffered from expropriation and/or nationalization of assets, confiscatory taxation, authoritarian and/or military involvement in governmental decision-making, armed conflict, negative impacts on the economy as a result of civil war, and religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare.  Because African markets are heavily dependent on the exportation of natural resources, they may be negatively impacted by changes in commodity prices.  Changes in spending on African products by the economies of other countries or changes in any of these economies may cause a significant impact on the African economy.

Hong Kong-Specific Risk: Because investments in the Gemstone sub-industry may be geographically concentrated in Hong Kong companies, investment results could be dependent on the financial condition and the political and social climate of Hong Kong and mainland China’s central government. Investments in Hong Kong are subject to political risks from the Chinese government, including the possibility that the Chinese government will exert its authority over Hong Kong so as to alter its economic, political, or legal structures and existing social policies, which in turn could negatively affect investor and business performance in Hong Kong.  In addition, changes in spending on Hong Kong products by the economies of other countries or changes in any of these economies may cause a significant impact on the Hong Kong economy.

3

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the equity market as a whole.

Market Risk: The values of equity securities in the Underlying Index could decline generally or could underperform other investments.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small- and Mid-Capitalization Risk: Although the Underlying Index is comprised of the largest and most liquid companies involved in the gemstone industry, some of these companies may be considered small- or mid-capitalization companies.  These small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements.  In particular, the Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Given the concentration of the Underlying Index, in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements.  The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index, and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

4

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.  In addition, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Investment Advisers

Factor Advisors, LLC serves as the investment adviser to the Fund. Esposito Partners, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

The Trust, on behalf of the Fund, and the Adviser have retained the Sub-Adviser to be responsible for the day to day management of the Fund, subject to the supervision of the Adviser and the Board.

Portfolio Managers

Will Martin, Portfolio Manager, joined the Sub-Adviser in 2008 and has been a portfolio manager of the Fund since its inception.

Laurie Erwin, Portfolio Manager, joined the Sub-Adviser in 2011 and has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the NYSE Arca. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as 401(k) plan or individual retirement account.

5

PureFundsTM ISE Mining Service ETF (“Pure Mining Service ETF” or the “Fund”)

Investment Objective

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mining Service™ Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.54%
Total Annual Fund Operating Expenses	0.69%

1 Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$70	$221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Factor Advisors, LLC, (“the Adviser”), a newly formed investment adviser, will use a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

6

The Underlying Index tracks the performance of the largest and most liquid companies that are actively engaged in facilitating the operations of the mining services industry as a whole, from companies that manufacture, lease, sell and provide equipment to companies that provide consulting or other services to the industry, as well as companies that actually engage in exploration and extraction. As of November 8 , 2012, the Underlying Index had 31 constituents, 28 of which were foreign companies.  The three largest stocks were China Coal Energy Company Ltd . H Shares, Atlas Copco AB A and Joy Global Inc.  As of November 8 , 2012, the largest-weighted constituent security in the Underlying Index represented 8.85 % of the Index.  The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any such change.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is International Securities Exchange, LLC (“ISE”).

The Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Underlying Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

7

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events , social and economic events and natural disasters occurring in a country where a Fund invests could cause the Fund’s investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund.

Australia-Specific Risk:  Because investments in the Mining Service sub-industry and the Exploration, Extraction and Machinery sub-industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy.  The Australian economy is reliant on the sale of commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products.  Changes in spending on Australian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Australian economy.

Canada-Specific Risk: Because investments in the Mining Service sub-industry and the Exploration, Extraction and Machinery sub-industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the equity market as a whole.

Market Risk: The values of equity securities in the Underlying Index could decline generally or could underperform other investments.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

8

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Mining Industry Concentration Risk: The Fund concentrates its assets in an industry or group of industries to the extent that the Underlying Index is so concentrated.  Because the Underlying Index is expected to concentrate in both the Mining Service sub-industry and the Exploration, Extraction and Machinery sub-industry of the Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, those sub-industries than a fund that is more diversified. The Mining Service sub-industry can be adversely affected by adverse market conditions, increased competition, environmental concerns, fluctuations in commodity prices and supply and demand of hard commodities, decreased metals demand and the success of exploration projects. The Exploration, Extraction and Machinery sub-industry can be adversely affected by adverse market conditions, increased competition, fluctuations in commodity prices and supply and demand of hard commodities, decreased metals demand and the success of exploration projects. Legal or regulatory changes, as well as changes in governments’ policies towards metals, could also adversely impact the Mining Services sub-industry and the Exploration, Extraction and Machinery sub-industry and therefore Fund performance.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small- and Mid-Capitalization Risk: Although the Underlying Index is comprised of the largest and most liquid companies involved in facilitating the operations of the mining services industry, some of these companies may be considered small- or mid-capitalization companies.  These small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements.  In particular, the Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Given the concentration of the Underlying Index, in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements.  The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index, and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

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Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach,  it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.  In addition, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Investment Advisers

Factor Advisors, LLC serves as the investment adviser to the Fund. Esposito Partners, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

The Trust, on behalf of the Fund, and the Adviser have retained the Sub-Adviser to be responsible for the day to day management of the Fund, subject to the supervision of the Adviser and the Board.

Portfolio Managers

Will Martin, Portfolio Manager, joined the Sub-Adviser in 2008 and has been a portfolio manager of the Fund since its inception.

Laurie Erwin, Portfolio Manager, joined the Sub-Adviser in 2011 and has been a portfolio manager of the Fund since its inception .

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the NYSE Arca. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as 401(k) plan or individual retirement account.

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PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF (“Pure Junior Silver ETF” or the “Fund”)

Investment Objective

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses 1	0.54%
Total Annual Fund Operating Expenses	0.69%

1 Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$70	$221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Factor Advisors, LLC (the “Adviser”), a newly formed investment adviser, will use a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

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The Underlying Index tracks the performance of small-capitalization companies actively engaged in some aspect of the silver industry, including companies that mine, explore or refine silver. “Junior” is a common term used in Canada in reference to small capitalization exploration companies that generally have no mining operations. As of November 8, 2012, the Underlying Index had 26 constituents, 24 of which were foreign companies.   The three largest stocks were Endeavour Silver Corp., Fortuna Silver Mines Inc. and McEwen Mining Inc.  As of November 8, 2012, the largest-weighted constituent security in the Underlying Index represented 11.01% of the Index. The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any such change.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is International Securities Exchange, LLC (“ISE”).

The Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Underlying Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

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Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where a Fund invests could cause the Fund’s investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund.

Canada-Specific Risk: Because investments in the Silver Exploration & Production sub-industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Silver Exploration and Production Industry Concentration Risk. The Fund concentrates its assets in an industry or group of industries to the extent that the Underlying Index is so concentrated.  Because the Underlying Index is expected to concentrate in the Silver Exploration & Production sub-industry of the Metals & Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified. The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production.  Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest).  The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

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Market Risk: The values of equity securities in the Underlying Index could decline generally or could underperform other investments.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small-Capitalization Risk: The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements.  In particular, the Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Given the concentration of the Underlying Index, in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements.  The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index, and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

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Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the sought to replicate the Index.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.  In addition, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Investment Advisers

Factor Advisors, LLC serves as the investment adviser to the Fund. Esposito Partners, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

The Trust, on behalf of the Fund, and the Adviser have retained the Sub-Adviser to be responsible for the day to day management of the Fund, subject to the supervision of the Adviser and the Board.

Portfolio Managers

Will Martin, Portfolio Manager, joined the Sub-Adviser in 2008 and has been a portfolio manager of the Fund since its inception.

Laurie Erwin, Portfolio Manager, joined the Sub-Adviser in 2011 and has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the NYSE Arca. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as 401(k) plan or individual retirement account.

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Index/Trademark Licenses/Disclaimers

ISE, the Index Provider, is a leading company in the structuring and indexing business for institutional clients. ISE runs the ISE index platform. ISE indexes are used by issuers worldwide as underlying indexes for financial products. Furthermore, ISE cooperates with various stock exchanges and index providers worldwide.  ISE is not affiliated with the Trust, the Adviser, the Sub-Adviser, the Funds’ administrator, custodian, transfer agent, distributor, or any of their respective affiliates.

The ISE  Diamond /GemstoneTM Index, the ISE Mining ServiceTM  Index, and the ISE Junior Silver (Small Cap Miners/Explorers)TM Index (collectively, the “ISE Indexes”) are products of ISE.  PureShares LLC (“PureShares ” or the “Licensee”) has entered into a license agreement with ISE pursuant to which PureShares pays a fee to use the ISE Indexes and the marketing names and licensed trademarks of ISE (“Index Trademarks”). PureShares is sub-licensing rights to the ISE Indexes to the Funds at no charge.  The Licensee is permitted to sub-license, the Index Trademarks for the purpose of promoting and marketing the Funds. The ISE Indexes are compiled and calculated by ISE. ISE has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. ISE will apply all necessary means to ensure the accuracy of the ISE Indexes. However, ISE shall not be liable (whether in negligence or otherwise) to any person for any error in the ISE Indexes and shall not be under any obligation to advise any person of any error therein. All copyrights in the ISE Index values and constituent lists vest in ISE. Neither the publication of ISE Indexes by ISE nor the granting of a license of rights relating to ISE Indexes or to the Index Trademark for the utilization in connection with the Funds, represents a recommendation by ISE for a capital investment or contains in any manner a warranty or opinion by ISE with respect to the attractiveness of an investment in the Funds. The Funds are not sponsored, endorsed, or sold by ISE or its respective affiliates. ISE and its respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE and its respective affiliates have an obligation in connection with the administration and marketing of the Funds but have no obligations or liabilities in connection with the trading of the Funds. Notwithstanding the foregoing, ISE and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensees, but which may be similar to and competitive with the Funds. In addition, ISE and its affiliates may trade financial products which are linked to the performance of the Indexes. It is possible that this trading activity will affect the value of the Indexes and the Funds.

ISE AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND ISE AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. ISE AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. ISE AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable.

The NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Additional Investment Objectives

Each Fund may change its investment objective and Underlying Index without shareholder approval.

Additional Investment Strategies

Each Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of its respective Underlying Index. A number of factors may affect a Fund’s ability to achieve a high correlation with its Underlying Index, including the degree to which a Fund utilizes a sampling methodology. There can be no guarantee that a Fund will achieve a high degree of correlation. The Sub-Adviser may sell securities that are represented in its Underlying Index or purchase securities not yet represented in its Underlying Index, in anticipation of their removal from or addition to its Underlying Index. There may also be instances in which the Sub-Adviser may choose to overweight securities in its Underlying Index, thus causing the Sub-Adviser to purchase or sell securities not in its Underlying Index which the Sub-Adviser believes are appropriate to substitute for certain securities in that Fund’s Underlying Index. Each Fund may invest in options, futures, options on futures, forwards and swaps in order to track its Underlying Index. Each Fund will not take defensive positions.

Each Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Underlying Index. Each Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Underlying Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index . Each Fund will also concentrate its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated.

Additional Risk Information

The following section provides additional information regarding the principal risks identified under “Principal Risks” in each Fund’s summary. Risk information is applicable to all Funds unless otherwise noted.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.  Each Fund’s NAV is determined on the basis of U.S. dollars and, therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

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Depositary Receipts Risk. Each Fund may invest in depositary receipts. Depositary receipts include ADRs and GDRs. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are depositary receipts which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Depositary receipts may be sponsored or unsponsored. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. Each Fund’s investments also may include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. The Sub-Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Emerging Markets Securities Risk. Each Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. In addition, less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk. Each Fund invests in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

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Political and Economic Risk. Each Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause the Fund’s investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk. Some countries in which the Funds invest have begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Industry Concentration Risk: Each Fund concentrates its assets in an industry or group of industries to the extent that its Underlying Index is so concentrated.

Gemstone Industry Concentration Risk: Because the Pure Diamond/Gemstone ETF’s Underlying Index is expected to concentrate in the Gemstone sub-industry of the Minerals industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified.  The success of companies that mine, explore, or produce gemstones depends heavily on the demand and supply of gemstones in the form of jewelry/investments as well as industrial uses.  Changes in consumer taste, consumer confidence, man-made alternatives, and spending among this segment of the population may have an adverse impact on the sale of gemstones in the market.

Mining Industry Concentration Risk: Because the Pure Mining Service ETF’s Underlying Index is expected to concentrate in both the Mining Service sub-industry and the Exploration, Extraction and Machinery sub-industry of the Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, those sub-industries than a fund that is more diversified. The Mining Service sub-industry can be adversely affected by adverse market conditions, increased competition, environmental concerns, fluctuations in commodity prices and supply and demand of hard commodities, decreased metals demand and the success of exploration projects. The Exploration, Extraction and Machinery sub-industry can be adversely affected by adverse market conditions, increased competition, fluctuations in commodity prices and supply and demand of hard commodities, decreased metals demand and the success of exploration projects. Legal or regulatory changes, as well as changes in governments’ policies towards metals, could also adversely impact the Mining Services sub-industry and the Exploration, Extraction and Machinery sub-industry and therefore Fund performance.

Silver Exploration and Production Industry Concentration Risk. Because the Pure Junior Silver ETF’s Underlying Index is expected to concentrate in the Silver Exploration & Production sub-industry of the Metals & Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified. The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production.  Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest).  The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

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Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund.

Africa-Specific Risk:   Because the Pure Diamond/Gemstone ETF’s investments in the Gemstone sub-industry may be geographically concentrated in companies that have a significant presence in Africa, investment results could be dependent on the financial, political and social climate of the African countries in which these companies operate.  The African economy is diverse, and certain African markets are in the early stages of development, with less liquidity and more capital market restrictions compared to developed markets.  In addition, many countries in Africa have long histories of political, social and economic instability and, as a result, have suffered from expropriation and/or nationalization of assets, confiscatory taxation, authoritarian and/or military involvement in governmental decision-making, armed conflict, negative impacts on the economy as a result of civil war, and religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare.  Because African markets are heavily dependent on the exportation of natural resources, they may be negatively impacted by changes in commodity prices.  Changes in spending on African products by the economies of other countries or changes in any of these economies may cause a significant impact on the African economy.

Australia-Specific Risk:   Because the Pure Mining Service ETF’s investments in the Mining Service sub-industry and the Exploration, Extraction and Machinery sub-industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy.  The Australian economy is reliant on the sale of commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products.  Changes in spending on Australian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Australian economy.

Canada-Specific Risk: Because the investments of the Pure Mining Service ETF and Pure Junior Silver ETF may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Hong Kong-Specific Risk: Because the investments of the Pure Diamond/Gemstone ETF may be geographically concentrated in Hong Kong companies, investment results could be dependent on the financial condition and the political and social climate of Hong Kong and mainland China’s central government. Investments in Hong Kong are subject to political risks from the Chinese government, including the possibility that the Chinese government will exert its authority over Hong Kong so as to alter its economic, political, or legal structures and existing social policies, which in turn could negatively affect investor and business performance in Hong Kong.  In addition, changes in spending on Hong Kong products by the economies of other countries or changes in any of these economies may cause a significant impact on the Hong Kong economy.

Market Capitalization Risk: Each Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, for example, large-, mid- or small-cap securities. As a result, a Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Market Risk: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Market Trading Risk: An investment in a Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of a Fund.  Any of these factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV.

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Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Underlying Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Sub-Adviser believes that large discounts or premiums to the NAV of shares should not be sustained. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk: Each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers.  As a result, a Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from a Fund’s Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in a Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of a Fund’s Underlying Index. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

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Reliance on Trading Partners Risk: Each Fund invests in countries whose economies are heavily dependent upon trading with key partners.  Any reduction in this trading may have an adverse impact on a Fund’s investments.  Each Fund is specifically exposed to U.S. economic risk.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, a Fund must satisfy certain diversification requirements.  In particular, a Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Given the concentration of each Underlying Index, in a relatively small number of securities, it may not be possible for a Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements.  A Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of its Underlying Index, and a Fund’s efforts to replicate its Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements.

If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.  Distributions to the Fund’s shareholders would generally be taxed as ordinary dividends.  Under certain circumstances, a Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets.  Relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period.  If a Fund were to fail to qualify as a regulated investment company  in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a regulated investment company in a subsequent year. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

Tracking Error Risk: Tracking error refers to the risk that the Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of the Fund’s Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between a Fund’s investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its Underlying Index. Tracking error may cause a Fund’s performance to be less than expected.

Valuation Risk: The sales price that a Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.  In addition, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

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Information Regarding the Indexes

ISE Diamond /GemstoneTM Index
The ISE Diamond/Gemstone Index is designed to reflect the performance of publicly traded companies that are actively engaged in some aspect of the gemstone sub-industry of the minerals industry (the “Gemstone Sub-Industry”), including companies that produce, explore, and sell gemstones (“Gemstone Companies”). Gemstone Companies are the component securities of the ISE Diamond/Gemstone Index.  Gemstone Companies include pure play companies that generate more than 50% of their revenue from the Gemstone Sub-Industry, non pure play companies that generate 50% or less of their revenue from the Gemstone Sub-Industry, and “conglomerate” gemstone companies that have a market cap of $25 billion or more and generate 25% or less of their revenue from the Gemstone Sub-Industry. The stocks are screened for liquidity and weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from the Gemstone Sub-Industry.  For example, when weighting Gemstone Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non pure play company is multiplied by a factor of one.  Further, “conglomerate” gemstone companies are weighted by multiplying the conglomerate’s market cap by the fractional portion of the conglomerate that represents revenue generated from the Gemstone Sub-Industry.  The Index generally is comprised of 20-30 securities. The Index was created and is maintained by the International Securities Exchange, LLC (“ISE”).

ISE Mining ServiceTM Index
The ISE Mining Service Index is designed to reflect the performance of publicly traded companies that manufacture, lease, sell and provide equipment, consulting or other services to the mining and mineral exploration and extraction industry (“Mining Service Companies”).  Mining Service Companies are the component securities of the ISE Mining Service Index.  Mining Service Companies include pure play companies that generate more than 50% of their revenue from the mining service sub-industry and the exploration, extraction and machinery sub-industry of the mining industry (the “Mining Sub-Industries”) and non-pure play companies that generate 50% or less of their revenue from the Mining Sub-Industries. The stocks are screened for liquidity and weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from the Mining Sub-Industries.  For example, when weighting Mining Service Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non-pure play company is multiplied by a factor of one.  The Index generally is comprised of 30-40 securities. The Index was created and is maintained by ISE.

ISE Junior Silver (Small Cap Miners/Explorers)TM Index
The ISE Junior Silver (Small Cap Miners/Explorers) Index is designed to reflect the performance of publicly traded, small-capitalization companies that are actively engaged in some aspect of the silver exploration and production sub-industry of the metals and mining industry (the “Silver Sub-Industry”), including companies that mine, explore and refine silver (“Junior Silver Companies”). Junior Silver Companies are the component securities of the ISE Junior Silver (Small Cap Miners/Explorers) Index.  Junior Silver Companies include pure play companies that generate more than 50% of their revenue from the Silver Sub-Industry and non-pure play companies that generate 50% or less of their revenue from the Silver Sub-Industry. The stocks are screened for liquidity and weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from the Silver Sub-Industry.  For example, when weighting Junior Silver Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non-pure play company is multiplied by a factor of one.  The Index generally is comprised of 20-30 securities. The Index was created and is maintained by ISE.

Investors may obtain information about each Underlying Index and the Index Provider’s applicable index methodology on the Index Provider’s website at www.ise.com/index.

Portfolio Holdings

Information about the Funds’ daily portfolio holdings is available at www.PureETFs.com. In addition, the Funds disclose their complete portfolio holdings as of the end of their fiscal year and their second fiscal quarter in their reports to shareholders. The Funds file their complete portfolio holdings as of the end of their first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

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Fund Management

Business Manager.  Each Fund has entered into a Business Management Agreement with PureShares LLC (“PureShares”).  In its role as business manager to the Funds, PureShares monitors the financial position of the Funds, reviews and analyzes Fund expense ratios, and collects and analyzes comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares.  PureShares also performs front office duties that are necessary to carry on the Funds’ general administrative and corporate affairs.  In particular, PureShares pays certain normal operating fees and expenses incurred by the Funds, subject to limitations and exclusions set forth in the Business Management Agreement.  For example, PureShares pays each Fund’s investment advisory, transfer agency, custodial and administration fees but does not pay brokerage, taxes, interest, fees (if any) under a Distribution and Service Plan, litigation expenses, acquired fund fees and expenses, and any cost or expense deemed by a majority of the Independent Trustees to be an extraordinary expense.  In return for these services, the Funds pay PureShares a fee, which is calculated daily and paid monthly, at the annual rate of 0.69% of the average daily net assets of each Fund.   This fee cannot be increased during the initial term of the Business Management Agreement, which ends on October 18, 2015.  Thereafter, the Business Management Agreement may be continued for successive one year periods and the fee may be increased, without shareholder approval, provided that any such continuance or increase is approved by the Board of Trustees and separately by a majority of the Independent Trustees.  PureShares will not make investment decisions, provide investment advice or otherwise act in the capacity of an investment adviser to the Funds.  Further, although PureShares pays the Funds’ advisory fees pursuant to the Business Management Agreement, PureShares does not have the authority to terminate either the Investment Adviser or the Sub-Adviser.  Under no circumstances will PureShares retain any portion of the investment advisory fee.

Adviser. Factor Advisors, LLC, the investment adviser to the Funds, is a Delaware limited liability company located at One Penn Plaza, 36th Floor, New York, New York 10119. The Adviser was formed in 2009 and it is a new investment adviser that, as of the date of this Prospectus, does not have any assets under management. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board. For its services, the Adviser receives a fee, per Fund, that is equal to the greater of (1) $ 30 ,000 per annum or (2) 0. 15 % per annum of the average daily net assets of the Fund, calculated daily and paid monthly.  The Funds do not directly pay the Adviser.   PureShares is responsible for paying the entire amount of the Adviser’s investment advisory fee for each Fund.

Sub-Adviser. Esposito Partners, LLC, investment sub-adviser to the Funds, is a Delaware limited liability company.  The Sub-Adviser is located at 300 Crescent Court, Suite 650, Dallas, Texas 75201. The Sub-Adviser has previously sub-advised other exchange traded funds but, as of the date of this Prospectus, does not have any assets under management.  The Sub-Adviser is responsible for the day to day management of each Fund, subject to the supervision of the Adviser and the Board.   The Adviser and the Sub-Adviser are under common control and, thus, affiliates of each other.

For its services, the Sub-Adviser receives a fee, per Fund , that is equal to the greater of (1) $15,000 per annum or (2) 0.05% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. The Funds do not directly pay the Sub-Adviser.  The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for each Fund.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser and the Investment Sub-Advisory Agreement with the Sub-Adviser will be available in the Funds’ Annual or Semi-Annual Report for the period following their commencement of operations.

Portfolio Managers

Will Martin and Laurie Erwin are portfolio managers of the Sub-Adviser (together, the “Portfolio Managers”), and they are primarily responsible for the day to day management of the Funds. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities. As of the date of this Prospectus, neither Portfolio Manager manages any other accounts.

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Mr. Will Martin has been in the securities field for over 15 years.  Mr. Martin joined the Sub-Adviser in 2008, and he has been a portfolio manager for each of the Funds since their inception. During his tenure with the Sub-Adviser and Esposito Securities LLC, a broker-dealer affiliate of the Sub-Adviser (“Esposito Securities”), Mr. Martin has held multiple functions and duties, such as chief compliance officer, anti-money laundering compliance officer (AMLCO), portfolio manager, and as a financial and operations principal (FINOP).  In addition to his service for the Sub-Adviser and Esposito Securities, Mr. Martin worked for Southwest Securities, UBS, and FirstSouthwest Company. Mr. Martin has also worked as a sub-advising portfolio manager for SPA ETFs, Javelin Investment Management, Emerging Global Advisors, and IndexIQ. Mr. Martin received a BS in Economics from Oklahoma State University and an MBA from Texas A&M University – Commerce. He currently holds series 4, 7, 9, 10, 24, 27, 53, 55, 63, 65, and 87 securities registrations.

Ms. Laurie Erwin has been in the securities field for over seven years. Ms. Erwin joined the Sub-Adviser in 2011 and she has been a portfolio manager for each of the Funds since their inception. She joined Esposito Securities in September 2011 as an investment professional. Since joining Esposito Securities, Ms. Erwin has served as a research analyst and has written reports on over 80 different fixed income securities and performed portfolio surveillance services for Invesco. She is also a portfolio manager for the Esposito Private Equity Group and leads the risk management functions for the UIT portfolios. Prior to joining the Sub-Adviser and Esposito Securities, Ms. Erwin worked as a portfolio specialist for Strategic Wealth Planning, a registered investment adviser, conducting due diligence and quantitative analysis to develop investment strategies and sector allocation recommendations. From May 2007 to September 2010, Ms. Erwin worked as a buy-side analyst for BSB Capital, a division of Beal Bank.  At Beal, she identified, analyzed, and closed leveraged loan, high-yield bond, and municipal bond investments in the primary and secondary markets. Between June 2005 and September 2006, Ms. Erwin worked as an investment associate for Investors Asset Management, Inc. During this time, she performed equity research and identified potential investment opportunities to be added to the company buy list.  A cum laude graduate of Principia College in Elsah, IL, Ms. Erwin holds Series 7, 24, 66 and 79 securities registrations.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling the Funds

Fund shares are listed for secondary trading on the NYSE Arca. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the shares. The NYSE Arca is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of each Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE Arca (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

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Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem a Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

Dividends, Distributions and Taxes

Fund Distributions
Each Fund pays out dividends from its net investment income to investors at least quarterly. Each Fund distributes net capital gains, if any, annually.

Dividend Reinvestment Service
Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of that Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

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Tax Information
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account.   More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of Each Fund
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

●	Each Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●
The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or, for taxable years beginning on or before December 31, 2012, qualified dividend income. Dividends reported by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a 0% rate applies to individuals in lower tax brackets).  Absent further legislation, distributions of dividend income earned by a Fund will be subject to tax at the same rates applicable to ordinary income for taxable years beginning after December 31, 2012.

●
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

●
Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to noncorporate shareholders at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate applicable to long-term capital gains will increase to 20% for taxable years beginning after December 31, 2012.

●
Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares. If you receive dividends or distributions in the form of additional shares, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	A Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

●
A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

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Investment in Foreign Securities. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.  In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of its distributions. A Fund may be eligible to file an election that would permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Medicare Tax.  Beginning in 2013 , U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).   This 3.8% tax will also apply to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

Distributions paid after December 31, 2013 and sale proceeds and certain capital gain dividends paid after December 31, 2014 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate.  Distributions paid after December 31, 2013 and sale proceeds and certain capital gain dividends paid after December 31, 2014 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications.

Backup Withholding. A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).   The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013.  Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

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Additional Information

Information regarding the number of days each Fund’s market price was at a discount or a premium to its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, will be provided, free of charge, on the Funds’ web site at www.PureETFs.com.

FactorShares Trust
One Penn Plaza
36th Floor
New York, New York 10119

29

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION
To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about a Fund or to make other inquiries, please contact us as follows:

Call:	(877) 756-PURE Monday through Friday 8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	FactorShares Trust One Penn Plaza 36th Floor New York, NY 10119

Visit:	www.PureETFs.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number: 811-22310

29

STATEMENT OF ADDITIONAL INFORMATION
PureFundsTM ISE Diamond/Gemstone ETF (NYSE ARCA Ticker Symbol: GEMS)
PureFundsTM ISE Mining Service ETF (NYSE ARCA Ticker Symbol: MSXX)
PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF (NYSE ARCA Ticker Symbol: SILJ)

each, a series of FACTORSHARES TRUST (the “Trust”)

November 21, 2012

Investment Adviser:
Factor Advisors, LLC

Sub-Adviser:
Esposito Partners, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to each of the Trust’s series, the SAI should be read in conjunction with the prospectus, dated November 21, 2012, as revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Funds’ Distributor, Quasar Distributors, LLC, by visiting the Trust’s website at www.PureETFs.com or by calling (877) 756-PURE.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the Securities and Exchange Commission (the “ SEC ”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Factor Advisors, LLC (the “Adviser”) serves as investment adviser to the Funds. Esposito Partners, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Funds. The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified market index (each, an “Index” or “Underlying Index” and collectively, the “Underlying Indexes”).

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca (“NYSE Arca” or the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of at least 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. In addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to five times the fixed Creation or Redemption Transaction Fee may apply.

ADDITIONAL INDEX INFORMATION

ISE Diamond/ GemstoneTM Index
The ISE Diamond/Gemstone Index is designed to reflect the performance of publicly traded companies that are actively engaged in some aspect of the gemstone sub-industry of the minerals industry (the “Gemstone Sub-Industry”), including companies that produce, explore, and sell gemstones (“Gemstone Companies”). Gemstone Companies are the component securities of the ISE Diamond/Gemstone Index.  Gemstone Companies include pure play companies that generate more than 50% of their revenue from the Gemstone Sub-Industry, non pure play companies that generate 50% or less of their revenue from the Gemstone Sub-Industry, and “conglomerate” gemstone companies that have a market cap of $25 billion or more and generate 25% or less of their revenue from the Gemstone Sub-Industry. The stocks are screened for liquidity and weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from the Gemstone Sub-Industry.  For example, when weighting Gemstone Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non pure play company is multiplied by a factor of one.  Further, “conglomerate” gemstone companies are weighted by multiplying the conglomerate’s market cap by the fractional portion of the conglomerate that represents revenue generated from the Gemstone Sub-Industry.  The Index generally is comprised of 20-30 securities. The Index was created and is maintained by the International Securities Exchange, LLC (“ISE”).

ISE Mining Service TM  Index
The ISE Mining Service Index is designed to reflect the performance of publicly traded companies that manufacture, lease, sell and provide equipment, consulting or other services to the mining and mineral exploration and extraction industry (“Mining Service Companies”).  Mining Service Companies are the component securities of the ISE Mining Service Index.  Mining Service Companies include pure play companies that generate more than 50% of their revenue from the mining service sub-industry and the exploration, extraction and machinery sub-industry of the mining industry (the “Mining Sub-Industries”) and non pure play companies that generate 50% or less of their revenue from the Mining Sub-Industries. The stocks are screened for liquidity and weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from the Mining Sub-Industries.  For example, when weighting Mining Service Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non pure play company is multiplied by a factor of one.  The Index generally is comprised of 30-40 securities. The Index was created and is maintained by ISE.

ISE Junior Silver (Small Cap Miners/Explorers) TM Index
The ISE Junior Silver (Small Cap Miners/Explorers) Index is designed to reflect the performance of publicly traded, small-capitalization companies that are actively engaged in some aspect of the silver exploration and production sub-industry of the metals and mining industry (the “Silver Sub-Industry”), including companies that mine, explore and refine silver (“Junior Silver Companies”). Junior Silver Companies are the component securities of the ISE Junior Silver (Small Cap Miners/Explorers) Index.  Junior Silver Companies include pure play companies that generate more than 50% of their revenue from the Silver Sub-Industry and non pure play companies that generate 50% or less of their revenue from the Silver Sub-Industry. The stocks are screened for liquidity and weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from the Silver Sub-Industry.  For example, when weighting Junior Silver Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non pure play company is multiplied by a factor of one.  The Index generally is comprised of 20-30 securities. The Index was created and is maintained by ISE.

The ISE Indexes are created and maintained by ISE, a registered national securities exchange under Section 6 of the Securities Exchange Act of 1934.

ISE is a leading company in the structuring and indexing business for institutional clients. ISE runs the ISE index platform. ISE indices are used by issuers worldwide as underlying indices for financial products. Furthermore, ISE cooperates with various stock exchanges and index providers worldwide.

ISE publishes changes to the ISE Indexes on its website at www.ise.com/index prior to the effective date of such change.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy is designed to: (i) protect the confidentiality of each Fund’s non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by the Adviser and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Funds’ portfolio holdings, or information derived from the Funds’ portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if (i)  such disclosure has been included in the Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible Website, (ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Fund.

Each business day portfolio holdings information will be provided to the Funds’ transfer agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Funds’ website.

The distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Funds’ anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, through which the Funds offer and redeem shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of a Fund’s fiscal year). Shareholders may obtain the Funds’ Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.  Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

NON-DIVERSIFICATION

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of the Underlying Index of each Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its Underlying Index.

CONCENTRATION

Each Fund will, to the extent its Underlying Index does, concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Underlying Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by the Fund’s stated investment policies.

EQUITY SECURITIES

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at a Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities:

General Risks of Investing in Stocks — While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
●	Factors affecting an entire industry, such as increases in production costs; and
●	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small- and Medium-Sized Companies — Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Funds do not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Funds will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Funds will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

FOREIGN SECURITIES

FOREIGN ISSUERS
Each Fund may invest a significant portion of its assets in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects a Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be more volatile than those of domestic securities. Therefore, a Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

GEOGRAPHIC CONCENTRATION

Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia and the Middle East, can be interdependent and may be adversely affected by the same events.

RISK FACTORS REGARDING AFRICA. Because investments in the Gemstone Sub-Industry may be geographically concentrated in companies that have a significant presence in Africa, investment results could be dependent on the financial, political and social climate of the African countries in which these companies operate.  The African economy is diverse, and certain African markets are in the early stages of development, with less liquidity and more capital market restrictions compared to developed markets.  In addition, many countries in Africa have long histories of political, social and economic instability and, as a result, have suffered from expropriation and/or nationalization of assets, confiscatory taxation, authoritarian and/or military involvement in governmental decision-making, armed conflict, negative impacts on the economy as a result of civil war, and religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare.  Because African markets are heavily dependent on the exportation of natural resources, they may be negatively impacted by changes in commodity prices.  Changes in spending on African products by the economies of other countries or changes in any of these economies may cause a significant impact on the African economy.

RISK FACTORS REGARDING AUSTRALIA.  Because investments in the Mining Sub-Industries may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy.  The Australian economy is reliant on the sale of commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products.  Changes in spending on Australian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Australian economy.

RISK FACTORS REGARDING CANADA.  Because the investments of the Pure Mining Service ETF and Pure Junior Silver ETF may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

RISK FACTORS REGARDING HONG KONG.  Because the investments of the Pure Diamond/Gemstone ETF may be geographically concentrated in Hong Kong companies, investment results could be dependent on the financial condition and the political and social climate of Hong Kong and mainland China’s central government. Investments in Hong Kong are subject to political risks from the Chinese government, including the possibility that the Chinese government will exert its authority over Hong Kong so as to alter its economic, political, or legal structures and existing social policies, which in turn could negatively affect investor and business performance in Hong Kong.  In addition, changes in spending on Hong Kong products by the economies of other countries or changes in any of these economies may cause a significant impact on the Hong Kong economy.

DEPOSITARY RECEIPTS

A Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an Underlying Index.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90 % or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for favorable tax treatment under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  Although there is no limit on the percentage of total assets a Fund may invest in repurchase agreements that mature in seven days or less, the use of repurchase agreements is not a principal strategy of the Funds.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”).  Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. For the period during which these Agreements were in effect, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s Shares.

BORROWING

While the Funds do not anticipate doing so, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Sub-Adviser believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize futures contracts, options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Sub-Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components.  To the extent the Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will seek to do so in reliance upon and in accordance with CFTC Rule 4.5. The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. Therefore, neither the Trust nor any of its series is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund. The CFTC recently adopted amendments to CFTC Rule 4.5 and has proposed additional regulatory requirements that may affect the extent to which the Funds invest in instruments that are subject to regulation by the CFTC and impose additional regulatory obligations on the Funds and the Adviser.

Restrictions on the Use of Futures and Options. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales. The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, a Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.

Swap Agreements. Each Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

 FUTURE DEVELOPMENTS

A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL
Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

FUTURES AND OPTIONS TRANSACTIONS
Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold. Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS
Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS
As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

CONTINUOUS OFFERING
The method by which Creation Units of Shares are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

 INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.
Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.
Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed without a shareholder vote.

1.
A Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.
Under normal circumstances, the PureFunds ISE Diamond/Gemstone ETF will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Underlying Index. For purposes of this policy, ADRs and GDRs based on the component securities of the Underlying Index are treated as component securities of the Fund’s Underlying Index.   Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

3.
Under normal circumstances, the PureFunds ISE Mining Service ETF will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Underlying Index. For purposes of this policy, ADRs and GDRs based on the component securities of the Underlying Index are treated as component securities of the Fund’s Underlying Index.  Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

4.
Under normal circumstances, the PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Underlying Index. For purposes of this policy, ADRs and GDRs based on the component securities of the Underlying Index are treated as component securities of the Fund’s Underlying Index.   Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds’ current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies and  (ii) enter into repurchase agreements.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the summary section of each Fund’s Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING THE FUNDS.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Funds. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. None of the Funds, the Adviser, the Sub-Adviser nor any of their affiliates is involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and each Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Sub-Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser and the Sub-Adviser, the Board meets with the Adviser and the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board,  two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Samuel Masucci, III , an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead independent Trustee. The Board is comprised of 67% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute  67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Nominating Committee and Fair Value Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is One Penn Plaza, 36th Floor, New York, New York 10119.

Name, Address, and Year of Birth	Position(s) Held with the Trust , Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustee
Samuel Masucci, III (1962)	Trustee and Chairman of the Board, 2012 to present	Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC, July 2012 to present; President and Chief Executive Officer, GENCAP Ventures, LLC, June 2012 to present; President and Chief Executive Officer, Factor Capital Management LLC, July 2012 to present; Chief Executive Officer, MacroMarkets LLC, 2005 to 2011; President, Chief Executive and Chief Compliance Officer, Macro Financial, 2005 to 2011.	3	None
Independent Trustees
John W. Southard (1969)	Trustee, 2012 to present	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	3	None
Bryce Tillery (1982)	Trustee, 2012 to present	Director of Product and Business Development, Steelpath Fund Advisors/Alerian, 2010 to present; Vice President of Product Development (ETFs), First Trust Portfolios, 2006 to 2010.	3	None
Officers
Samuel Masucci, III (1962)	President, 2012 to present	Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC, July 2012 to present; President and Chief Executive Officer, GENCAP Ventures, LLC, June 2012 to present; President and Chief Executive Officer, Factor Capital Management LLC, July 2012 to present; Chief Executive Officer, MacroMarkets LLC, 2005 to 2011; President, Chief Executive and Chief Compliance Officer, Macro Financial, 2005 to 2011.	3	n/a
Joel B. Colpitts (1968)	Treasurer, 2012 to present
Chief Financial Officer and Controller, Esposito Securities, LLC, 2008 to present; Chief Financial Officer, 2008 to present, for each of the following:  Factor Advisors, LLC, Esposito Private Equity Group, LP, GENCAP Ventures, LLC, Factor Capital Management, LLC, Gencap Strategies, LLC, ETF Service Provider, LLC, GENCAP Advisors, LLC, GENCAP ETF Trust, MAE Holdings, LLC, MAE T-Rex Series, LLC, EPEG Management, LLC, Esposito Capital Management, Esposito Lakeside Properties, LLC, Esposito Power Sports, Esposito Holdings, Esposito Global, Esposito Partners, LLC, Esposito Financial, LLC, Esposito Securities, LLC, Esposito Management, LLC, ME Partners, Ltd., Esposito Properties, LLC, Esposito Foundation, Esposito Water Sports, LLC, Esposito Custom Homes, LLC., Italian Dreams, Ltd., Italian Racing, LLC, and Esposito Strategic Lending Fund, LLC.
			3	n/a
Mary Byra (1969)	Principal Financial Officer, 2012 to present	Chief Financial Officer, Factor Advisors, LLC, 2010 to present; Staff Auditor to Senior Manager, Ernst & Young LLP, 1997 to 2010.	3	n/a
David Weissman (1954)	Chief Compliance Officer, 2012 to present	Chief Operating Officer and Chief Compliance Officer, FocusShares LLC, 2007 to 2012.	3	n/a

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Masucci should serve as Trustee of the Funds because of the experience he has gained as chief executive officer of multiple investment advisory firms as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Southard should serve as Trustee of the Funds because of the experience he has gained as a co-founder of both a leading company in the exchange-traded funds industry and a private equity real estate firm as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Tillery should serve as trustee of the Funds because of the experience he has gained as a director of business and product development at a mutual fund company and as a vice president of ETF product development at an investment adviser, as well as his knowledge of and experience in the financial services industry.

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee meets periodically, as necessary.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary.

Fair Value Committee. The Board also has established a Fair Value Committee that may be comprised of representatives from the Adviser, representatives from the Funds’ administrator, counsel to the Funds, and/or members of the Board of Trustees. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available.  Bryce Tillery  currently serves as the Board’s representative to the Committee.

OWNERSHIP OF SHARES
The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of each Fund and each other series of the Trust as of the end of the most recently completely calendar year. Because the Funds are new, as of the date of this SAI, none of the Trustees beneficially owned shares of the Funds.   Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Shares	Aggregate Dollar Range of Shares (All Funds in the Complex)
Interested Trustee
Samuel Masucci, III	None	None
Independent Trustees
John W. Southard	None	None
Bryce Tillery	None	None

COMPENSATION OF THE TRUSTEES AND OFFICERS

The Trust will pay the following fees to the Trustees during its current fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Samuel Masucci, III	$0	$0	$0	$0
Independent Trustees
John W. Southard	$5,000	$0	$0	$5,000
Bryce Tillery	$5,000	$0	$0	$5,000

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and Quasar Distributors, LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). These Codes prohibit personnel of the Adviser, the Sub-Adviser and the Distributor from investing in securities that may be purchased or held by the Fund.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight, who has delegated proxy voting responsibilities to the Sub-Adviser. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Sub-Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Funds.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Sub-Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Sub-Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether a majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

With regard to voting proxies of foreign companies, the Sub-Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period is available (1) without charge, upon request, by calling (877) 756-PURE and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Factor Advisors, LLC, a Delaware limited liability company located at One Penn Plaza, 36th Floor, New York, New York 10119, serves as the investment adviser to the Funds. The Adviser is majority owned by GENCAP Ventures, LLC. GENCAP Ventures, LLC is indirectly owned and controlled by Mark A. Esposito, the Chief Executive Officer and principal owner of the Sub-Adviser.

The Trust and the Adviser have entered into an investment advisory agreement dated October 19 , 2012 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of, and policies established by, the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee, per Fund, that is equal to the greater of (1) $ 30 ,000 per annum or (2) 0.15% per annum of the average daily net assets of the Fund, calculated daily and paid monthly.  The Funds do not directly pay the Adviser.   PureShares LLC, the business manager to the Funds (“PureShares”), is responsible for paying the entire amount of the Adviser’s investment advisory fee for each Fund.

Esposito Partners, LLC, a Delaware limited liability company, located at 300 Crescent Court, Suite 650, Dallas, Texas 75201, serves as the investment sub-adviser to the Funds. The Sub-Adviser has previously sub-advised other exchange traded funds. The Adviser and the Sub-Adviser are under common control and, thus, affiliates of each other.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement dated October 19 , 2012 (the “Sub-Advisory Agreement”) with respect to the Funds.  Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser and is responsible for the day to day management of the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser receives a fee, per Fund, that is equal to the greater of (1) $15,000 per annum or (2) 0.05% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. The Funds do not directly pay the Sub-Adviser.  The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for each Fund. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability by reason of the Sub-Adviser’s (i) willful misfeasance, bad faith or gross negligence, (ii) reckless disregard of its duties under the Sub-Advisory Agreement, or (iii) breach of a fiduciary duty, that results in a loss.

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.

COMPENSATION
Will Martin and Laurie Erwin are portfolio managers (the “Portfolio Managers”) of the Sub-Adviser.  The Portfolio Managers’ compensation is tied to the overall success of the Sub-Adviser.  No compensation is directly related to the performance of the underlying assets.

SHARES OWNED BY PORTFOLIO MANAGERS
Each Fund is required to show the dollar range of each Portfolio Manager’s “beneficial ownership” of Shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Managers did not beneficially own Shares of the Funds.

OTHER ACCOUNTS
As of the date of this SAI, neither of the Portfolio Managers manages any accounts other than the Funds.

CONFLICTS OF INTEREST
The Portfolio Managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The Sub-Adviser manages no accounts other than the Funds and does not expect there to be any conflicts arising from the management of other accounts. No account has a performance based fee.

THE DISTRIBUTOR

The Trust and Quasar Distributors, LLC, are parties to a distribution agreement dated September 20 , 2012 (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit. The principal business address of the Distributor is 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

THE BUSINESS MANAGER

Since their inception, the Funds have operated under a business management agreement with PureShares LLC (the “ Business Management Agreement ”).  PureShares maintains its principal business address at 2 Central Avenue, Suite 2B, Madison, New Jersey 07940.

In its role as business manager to the Funds, PureShares monitors the financial position of the Funds, reviews and analyzes Fund expense ratios, and collects and analyzes comparative statistical data on investment results, operating expenses, Fund growth, and sales and redemptions of Fund shares.  PureShares also performs front office duties that are necessary to carry on the Funds’ general administrative and corporate affairs.  In particular, PureShares pays certain normal operating fees and expenses incurred by the Funds, subject to limitations and exclusions set forth in the Business Management Agreement.  For example, PureShares pays each Fund’s investment advisory, transfer agency, custodial and administration fees but does not pay brokerage, taxes, interest, fees (if any) under a Distribution and Service Plan, litigation expenses, acquired fund fees and expenses, and any cost or expense deemed by a majority of the Independent Trustees to be an extraordinary expense.

In return for these services, PureShares will receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of the Fund	Business Management Fee
PureFunds ISE Diamond/Gemstone ETF	0.69%
PureFunds ISE Mining Service ETF	0.69%
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF	0.69%

This fee cannot be increased during the initial term of the Business Management Agreement, which ends on October 18, 2015.  Thereafter, the Business Management Agreement, unless sooner terminated, may be continued for successive one year periods and the fee may be increased, without shareholder approval , provided that any such continuance or increase has been specifically approved by (a) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (b) the vote of a majority of Trustees who are not parties to the Business Management Agreement or interested persons (as defined in the 1940 Act) of any such party.

PureShares will not make investment decisions, provide investment advice or otherwise act in the capacity of an investment adviser to the Funds.  Further, although PureShares pays the Funds’ advisory fees pursuant to the Business Management Agreement, PureShares does not have the authority to terminate either the Investment Adviser or the Sub-Adviser.  Under no circumstances will PureShares retain any portion of the investment advisory fee.

The Business Management Agreement provides that PureShares has no liability to the Funds for its acts or omissions in the performance of its obligations to the Funds not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Business Management Agreement.

THE ADMINISTRATOR

The Trust and U.S. Bancorp Fund Services, LLC (the “Administrator”) have entered into an administration agreement dated September 20 , 2012 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Funds. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

Fee (as a percentage of aggregate average annual assets)	Funds’ Average Daily Net Assets
0.105%	First $75 million
0.085%	On the next $250 million
0.055%	On the amount over $325 million

The foregoing fee is subject to a minimum annual fee as follows: Year 1 $76,000 per Fund ($67,000 per Fund assuming 3 Funds for Year 1), Year 2 $75,000 per Fund.

●	Each additional fund established after the initial 3 Funds will be subject to a minimum annual fee equal to the schedule above.

●	Each additional class of shares of a Fund established after the initial (1) class of shares per Fund will be subject to an additional minimum annual fee equal to the schedule above per class.

THE CUSTODIAN

U.S. Bank National Association (the “Custodian”), Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

THE TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Bingham McCutchen LLP, with offices located at 2020 K Street, NW, Washington, DC 20006 serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018 serves as the independent registered public accounting firm for the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for each Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Sub-Adviser does not currently use the Funds’ assets for, or participate in, any third party soft dollar arrangements, although it may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research.

The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past fiscal year.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds had not commenced operations as of the date of this SAI and therefore no person owned of record beneficially 5% or more of any Shares of the Fund.

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE Arca, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to a Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix A, the Funds reserve the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

The standard creation transaction fee for each Fund will be $750. The maximum creation transaction fee for each Fund will be $3,750.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because each Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in each Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) for each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the Transaction Fee is designed to cover.

The standard redemption transaction fee for each Fund will be $750. The maximum redemption transaction fee for each Fund will be $3,750.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value. A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Funds may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s net asset value per Share, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Sub-Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds’ index providers). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Trust. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Trust as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. Each Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of   90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income , the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Under the Asset Test, a Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Because each Underlying Index has a relatively small number of constituents, the 5% limitation could affect a Fund’s ability to effectively implement a replication strategy or a representative sampling strategy.  As a Fund grows, the 10% limitation might also affect its ability to effectively implement a replication strategy or a representative sampling strategy.

If a Fund fails to satisfy the 90% Test or the Asset Test, a Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test.  In order to qualify for relief provisions for a failure to meet the Asset Test, a Fund may be required to dispose of certain assets.  If a Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and, for taxable years beginning before January 1, 2013, the dividends may be eligible for the lower tax rates available to noncorporate shareholders on qualified dividend income. If a Fund were to fail to qualify as a regulated investment company  in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a regulated investment company in a subsequent year. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.   However, a Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances.  If a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

For taxable years beginning before January 1, 2013, all or a portion of the net investment income distributions may be treated as qualified dividend income eligible for a reduced maximum rate to individuals of 15% (a 0% rate applies to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends shall be taxable as long-term capital gains ( for taxable years beginning on or before December 31, 2012, at a maximum rate of 15 % for noncorporate shareholders), regardless of how long the shareholder has owned the shares. A Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply in taxable years beginning after December 31, 2012. Beginning in 2013 , U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Shareholders who have held Fund shares for less than a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends , a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in a Fund .

If a Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.   The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to a Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of the value of a Fund’s assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income.

Options, Swaps and Other Complex Securities. The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes , and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund , and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund is required to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income.   Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Back-Up Withholding. A Fund will be required to withhold ( as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder or Authorized Participant who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. For taxable years of a Fund beginning before January 1, 2012, a Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest related dividend” or “short-term capital gain dividend” which if received by a nonresident alien individual or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are satisfied. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Distributions paid after December 31, 2013 and redemption payments and certain capital gain dividends paid after December 31, 2014 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate.  Distributions paid after December 31, 2013 and redemption payments paid after December 31, 2014 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications.  The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of FactorShares Trust
and the Shareholder of PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF

We have audited the accompanying statement of assets and liabilities of FactorShares Trust PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, as of November 8, 2012. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the FactorShares Trust PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF as of November 8, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC

New York, NY
November 19, 2012

FINANCIAL STATEMENT

FactorShares Trust

PUREFUNDS ISE JUNIOR SILVER (SMALL CAP MINERS/EXPLORERS) ETF
STATEMENT OF ASSETS & LIABILITIES

AS OF NOVEMBER 8, 2012

ASSETS
CASH	$100,000
TOTAL ASSETS	100,000

TOTAL LIABILITIES	--

NET ASSETS	$100,000

COMPONENTS OF NET ASSETS
PAID-IN-CAPITAL	$100,000
NET ASSETS	$100,000

SHARES ISSUED AND OUTSTANDING, $0 PAR VALUE UNLIMITED
SHARES AUTHORIZED	5,000
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$20.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
__________________________________________________________________
FACTORSHARES TRUST
NOTES TO THE FINANCIAL STATEMENT
AS OF NOVEMBER 8, 2012

1.	ORGANIZATION

FactorShares Trust (the “Trust”) is an open-end management investment company consisting of multiple investment series (PureFunds ISE Diamond/Gemstone ETF, PureFunds ISE Mining Service ETF and PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) under the Securities Act of 1933, as amended (the “Securities Act”), is in registration. The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified market index (each an “Index” or “Underlying Index” and collectively, the “Underlying Indexes”).  As of November 8, 2012, the Funds have not yet commenced investment operations.  The only outstanding shares of the Funds were issued pursuant to the initial sale on November 7, 2012 of 5,000 shares of PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF to Esposito Securities, LLC, an affiliate of the investment sub-adviser to the Funds, which represented the initial capital of $100,000.

The ISE Junior Silver (Small Cap Miners/Explorers) Index is designed to reflect the performance of publicly traded, small-capitalization companies that are actively engaged in some aspect of the silver exploration and production sub-industry of the metals and mining industry, including companies that mine, explore and refine silver.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of each Fund have equal rights and privileges as the other shares of such Fund.

Shares of the Funds will be listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a Fund's Underlying Index. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at November 8, 2012. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all of its net investment income and net capital gains to shareholders.

Organizational and Offering Costs

All organizational and offering costs for the Funds will be borne by the Business Manager.

3.	COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

PureShares, LLC (the “Business Manager”) serves as the business manager to the Funds.  Pursuant to a Business Management Agreement between the Trust, on behalf of the Funds, and the Business Manager (the “BMA”), the Business Manager is responsible for the general management of the Funds affairs. Under the Business Management Agreement, the Business Manager pays all ordinary operating Fund expenses, except as specified in the BMA, including the fees and expenses of the Funds’ investment adviser and investment sub-adviser and certain other service providers to the Trust. For its services, the Business Manager will receive a fee that is equal to 0.69% per annum of the average daily net assets of each Fund, calculated daily and paid monthly.

Factor Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of, and policies established by the Trust’s Board of Trustees (the “Board”). Under the Advisory Agreement, the Adviser may retain an investment sub-adviser for the Funds, subject to approval by the Board and Fund shareholders.   For the services the Adviser provides to each Fund, the Adviser receives a fee that is equal to the greater of (1) $30,000 per annum per Fund or (2) 0.15% per annum per Fund of the average daily net assets of each Fund, calculated daily and paid monthly.

The Adviser and Esposito Partners, LLC (the “Sub-Adviser”) have also entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds.  The Sub-Advisor is affiliated with the Advisor and the sole shareholder of the fund through common ownership.  Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser and is responsible for the day to day management of the Funds, subject to the supervision of the Adviser and the Board.  For the services it provides to each Fund, the Sub-Adviser receives a fee from the Advisor that is equal to the greater of (1) $15,000 per annum per Fund or (2) 0.05% per annum per Fund of the average daily net assets of each Fund, calculated daily and paid monthly.

Certain officers and trustees of the Trust are affiliated with the Adviser and Sub-Adviser.

4.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of the date of this financial statement, Esposito Securities, LLC owned 100% of the outstanding shares of PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF.

5.	SUBSEQUENT EVENTS

The Fund is required to recognize in these financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Appendix A

Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of  “T” plus three business days. Each Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in the United States  in calendar year 2013 are:  January 1, January 21, February 18, March 29, May 27, July 4, September 2, November 28, and December 25.

In the calendar year 2013 , the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

	US	Chile	Japan	Canada	Australia	Hong Kong	Indonesia	South Africa	UK
1-Jan	X	X	X	X				X	X
2-Jan			X
3-Jan			X
9-Jan			X
21-Jan	X
23-Jan							X
27-Jan					X
9-Feb							X
10-Feb						X
11-Feb			X			X
18-Feb	X
20-Mar			X
21-Mar								X
28-Mar					X	X	X
29-Mar	X	X						X	X
31-Mar					X	X
1-Apr								X	X
3-Apr						X
24-Apr					X
27-Apr								X

A-1

US	Chile	Japan	Canada	Australia	Hong Kong	Indonesia	South Africa	UK
29-Apr			X
30-Apr					X
1-May		X					X
3-May			X
4-May			X
5-May			X
6-May			X					X
8-May						X
16-May					X
21-May		X
24-May						X
27-May	X							X
4-Jun						X
9-Jun				X
11-Jun					X
16-Jun							X
17-Jun							X
30-Jun					X
4-Jul	X
15-Jul			X
16-Jul		X
7-Aug						X
9-Aug							X
15-Aug		X
16-Aug						X
26-Aug								X
2-Sep	X
16-Sep			X
19-Sep		X			X
20-Sep		X
23-Sep			X
24-Sep							X
13-Oct					X
14-Oct			X			X
31-Oct		X
1-Nov		X
3-Nov			X
4-Nov						X
23-Nov			X
28-Nov	X
16-Dec							X
23-Dec			X
24-Dec				X	X	X		X
25-Dec	X	X	X	X	X		X	X
26-Dec							X	X
31-Dec		X	X	X				X

A-2

PART C: OTHER INFORMATION

FactorShares Trust
ITEM 28. EXHIBITS

(a)	(1)
Certificate of Trust dated June 30, 2009, as filed with the state of Delaware on July 1, 2009, for FactorShares Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001354488-12-003313 on June 22, 2012.

(2)
Certificate of Amendment dated September 24, 2009, to the Registrant's Certificate of Trust dated June 30 , 2009, as filed with the State of Delaware on July 1, 2009, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR Accession No. 0001354488-12-003313 on June 22, 2012.

	(3)	Registrant’s Agreement and Declaration of Trust, adopted June 30, 2009, is filed herewith .
(b)		Registrant’s By-Laws, adopted October 1, 2012 are filed herewith.
(c)		Not applicable.
(d)	(1)	Investment Advisory Agreement dated October 19, 2012 between the Trust and Factor Advisors, LLC is filed herewith .
	(2)	Sub-Advisory Agreement dated October 19, 2012 between Factor Advisors, LLC and Esposito Partners, LLC is filed herewith .
(e)	(1)	Distribution Agreement dated September 12, 2012 between the Trust and Quasar Distributors, LLC is filed herewith.
	(2)	Form of Authorized Participant Agreement is filed herewith .
(f)		Not applicable.
(g)		Custody Agreement dated September 12, 2012 between the Trust and U.S. Bank National Association is filed herewith.
(h)	(1)	Fund Administration Servicing Agreement dated September 12, 2012 between the Trust and U.S. Bancorp Fund Services, LLC is filed herewith .
	(2)	Business Management Agreement dated October 19, 2012 between the Trust and PureShares LLC is filed herewith.
	(3)	Amendment No. 1 dated November 9, 2012 to the Business Management Agreement dated October 19, 2012 between the Trust and PureShares LLC is filed herewith.
	(4)	Form of Sub-License Agreement is filed herewith .
	(5)	Transfer Agent Servicing Agreement dated September 12, 2012 between the Trust and U.S. Bancorp Fund Services, LLC is filed herewith.
	(6)	Fund Accounting Servicing Agreement dated September 12, 2012 between the Trust and U.S. Bancorp Fund Services, LLC is filed herewith.
	(7)	ISE Diamond/Gemstone Index Methodology, dated November 12, 2012, is filed herewith.
	(8)	ISE Mining Service Index Methodology, dated November 12, 2012, is filed herewith.
	(9)	ISE Junior Silver (Small Cap Miners/Explorers) Index Methodology, dated November 12, 2012, is filed herewith.
(i)		Opinion and Consent of legal counsel is filed herewith .
(j)		Consent of independent registered public accountants is filed herewith .
(k)		Not applicable.
(l)		Not applicable.
(m)		Not applicable .
(n)		Not applicable.
(o)		Not applicable.
(p)	(1)	Code of Ethics of the Trust is filed herewith .
	(2)	Codes of Ethics of Factor Advisors, LLC dated November 16, 2012 is filed herewith.
	(3)	Code of Ethics of Esposito Partners, LLC dated January 24, 2012 is filed herewith.
(4)
Code of Ethics of Quasar Distributors, LLC is incorporated herein by reference to Exhibit (p)(4) of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR Accession No. 0001354488-12-004662 on August 31, 2012.

(q)		Powers of Attorney dated October 3, 2012 for Bryce Tillery, John Southard, and Samuel Masucci, III are filed herewith.
———————

1

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Factor Advisors, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is One Penn Plaza, 36th Floor, New York, New York 10119. Esposito Partners, LLC (the “Sub-Adviser”) serves as investment sub-adviser for the PureFunds ISE Diamond/Gemstone ETF, PureFunds ISE Mining Service ETF, and PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF.  The Adviser and the Sub-Adviser are investment advisers and are registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Adviser
Name and Position with
Factor Advisors, LLC	Name of Other Company	Connection with Other Company
Sam Masucci, III President and CEO	GenCap Ventures, LLC	Chief Executive Officer

Sub-Adviser
Name and Position with
Esposito Partners, LLC	Name of Other Company	Connection with Other Company
Will Martin CCO	Esposito Securities	Chief Compliance Officer
Laurie Erwin, Portfolio Manager	Esposito Securities	Trade Support
Patricia Yue Trade Support	Esposito Securities	Trade Support

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Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

ITEM 32.  PRINCIPAL UNDERWRITER

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	Perritt Microcap Opportunities Fund, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
Empiric Funds, Inc.	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

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Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)           This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)           This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)           This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:

FactorShares Trust One Penn Plaza, 36th Floor New York, NY 10119

(b)	Adviser:

Factor Advisors, LLC One Penn Plaza 36th Floor New York, NY 10119

(c)	Sub-Adviser:

Esposito Partners, LLC
300 Crescent Court Suite 650 Dallas, TX 75201

(d)	Principal Underwriter:

Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

(e)	Custodian:

U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust has duly caused this Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement (File No. 333-182274) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 20th day of November, 2012.

FactorShares Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

Samuel Masucci, III	Trustee and	November 20, 2012
Samuel Masucci, III	President

John W. Southard *	Trustee	November 20, 2012
John W. Southard

Bryce Tillery*	Trustee	November 20, 2012
Bryce Tillery

/s/ Mary Byra	Principal Financial Officer	November 20, 2012
Mary Byra	and Principal Accounting Officer

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney

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EXHIBIT INDEX

(a)(3)	Registrant’s Agreement and Declaration of Trust adopted June 30, 2009.
(b)	Registrant’s By-Laws adopted October 1, 2012.
(d)(1)	Investment Advisory Agreement dated October 19, 2012 between FactorShares Trust and Factor Advisors, LLC.
(d)(2)	Sub-Advisory Agreement dated October 19, 2012 between Factor Advisors and Esposito Partners, LLC.
(e)(1)	Distribution Agreement dated September 12, 2012 between FactorShares Trust and Quasar Distributors, LLC.
(e)(2)	Form of Authorized Participant Agreement.
(g)	Custody Agreement dated September 12, 2012 between FactorShares Trust and U.S. Bank National Association.
(h)(1)	Fund Administration Servicing Agreement dated September 12, 2012 between FactorShares Trust and U.S. Bancorp Fund Services, LLC.
(h)(2)	Business Management Agreement dated October 19, 2012 between FactorShares Trust and PureShares LLC.
(h)(3)	Amendment No. 1 dated November 9, 2012 to the Business Management Agreement dated October 19, 2012 between FactorShares Trust and PureShares LLC.
(h)(4)	Form of Sub-License Agreement.
(h)(5)	Transfer Agent Servicing Agreement dated September 12, 2012 between FactorShares Trust and U.S. Bancorp Fund Services, LLC.
(h)(6)	Fund Accounting Servicing Agreement dated September 12, 2012 between FactorShares Trust and U.S. Bancorp Fund Services, LLC.
(h)(7)	ISE Diamond/Gemstone Index Methodology, dated November 12, 2012.
(h)(8)	ISE Mining Service Index Methodology, dated November 12, 2012.
(h)(9)	ISE Junior Silver (Small Cap Miners/Explorers) Index Methodology, dated November 12, 2012.
(i)	Opinion and Consent of Legal Counsel.
(j)	Consent of Independent Registered Public Accountant, dated November 19, 2012.
(p)(1)	Code of Ethics of the Trust.
(p)(2)	Codes of Ethics of Factor Advisors, LLC dated November 16, 2012.
(p)(3)	Code of Ethics of Esposito Partners, LLC dated Juanuary 24, 2012.
(q)	Powers of Attorney dated October 3, 2012 for Bryce Tillery, John Southard, and Samuel Masucci, III.

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